UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06702

                     Scudder International Equity Portfolio
               (Exact name of registrant as specified in charter)

                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Equity Portfolio
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                  Shares               Value ($)
                                                                        ----------------------------------------


Common Stocks 99.2%
Australia 1.3%
Australia & New Zealand Banking Group Ltd.                                       283,363              4,525,207
(Cost $3,536,840)                                                                                   -----------

Austria 1.1%
Wienerberger AG (c)                                                               77,524              3,575,580
(Cost $2,527,057)                                                                                   -----------

Brazil 1.4%
Companhia Vale do Rio Doce (ADR)                                                  91,784              2,776,466
Petroleo Brasileiro SA (ADR)                                                      44,600              1,812,990
                                                                                                    -----------
(Cost $2,356,763)                                                                                     4,589,456

China 0.1%
Foxconn International Holdings Ltd.*                                             952,000                478,364
(Cost $478,364)                                                                                     -----------

Finland 0.8%
Nokia Oyj                                                                        183,004              2,797,972
(Cost $4,045,235)                                                                                   -----------

France 8.1%
BNP Paribas SA                                                                    77,360              5,586,316
France Telecom SA                                                                154,200              4,843,154
PSA Peugeot Citroen                                                               31,811              1,980,709
Sanofi-Aventis                                                                    60,324              4,496,230
Total SA                                                                          48,292             10,371,733
                                                                                                    -----------
(Cost $19,666,894)                                                                                   27,278,142

Germany 6.6%
Adidas-Salomon AG                                                                 23,200              3,476,846
E.ON AG                                                                           87,189              7,813,238
Hypo Real Estate Holdings AG*                                                    112,200              4,444,830
Metro AG                                                                          73,278              3,830,463
Siemens AG (c)                                                                    31,978              2,537,830
                                                                                                    -----------
(Cost $15,892,421)                                                                                   22,103,207

Greece 2.1%
Alpha Bank AE                                                                    116,318              3,945,398
Hellenic Telecommunications Organization SA                                      174,400              3,121,847
                                                                                                    -----------
(Cost $4,889,587)                                                                                     7,067,245

Hong Kong 1.6%
Esprit Holdings Ltd.                                                             948,517              5,502,414
(Cost $4,149,883)                                                                                   -----------

Hungary 0.8%
OTP Bank Rt                                                                       83,911              2,714,306
(Cost $829,927)                                                                                     -----------

India 1.8%
ICICI Bank Ltd.                                                                  305,900              2,540,586
Reliance Industries Ltd.                                                         278,000              3,393,713
                                                                                                    -----------
(Cost $5,464,909)                                                                                     5,934,299

Indonesia 0.7%
PT Telekomunikasi Indonesia (ADR)                                                111,900              2,321,925
(Cost $2,505,492)                                                                                   -----------

Italy 5.5%
Banca Intesa SpA                                                                 660,800              3,069,825
Enel SpA                                                                         217,646              2,045,512
Eni SpA                                                                          307,974              7,498,701
Mediobanca SpA                                                                   125,500              2,132,255
Terna SpA                                                                      1,317,362              3,636,049
                                                                                                    -----------
(Cost $12,164,432)                                                                                   18,382,342

Japan 22.1%
Aiful Corp.                                                                       24,200              2,741,721
Canon, Inc.                                                                      133,600              6,943,947
Credit Saison Co., Ltd.                                                           54,000              1,828,888
Dai Nippon Printing Co., Ltd.                                                    120,083              1,889,269
Daito Trust Construction Co., Ltd.                                                43,300              2,003,399
FANUC Ltd.                                                                        44,400              2,988,783
Hoya Corp.                                                                        37,500              3,853,854
Kirin Brewery Co., Ltd.                                                          294,995              2,979,429
Mitsubishi Corp.                                                                 476,000              5,592,529
Mitsubishi Tokyo Financial Group, Inc.                                               366              3,474,070
Mitsui Fudosan Co., Ltd.                                                         300,000              3,733,190
Mizuho Financial Group, Inc.                                                       1,364              6,586,346
Nippon Mining Holdings, Inc.                                                     353,000              1,788,895
Nippon Steel Corp.                                                             1,898,564              4,607,102
Nissan Motor Co., Ltd.                                                           395,953              4,206,464
Sega Sammy Holdings, Inc.                                                         90,900              5,857,769
Sharp Corp.                                                                      133,000              2,038,742
Toyota Motor Corp.                                                               191,000              7,463,826
Yamanouchi Pharmaceutical Co., Ltd.                                              105,442              3,826,569
                                                                                                    -----------
(Cost $53,420,726)                                                                                   74,404,792

Korea 1.5%
POSCO                                                                              9,570              1,741,993
Samsung Electronics Co., Ltd.                                                      6,609              3,193,391
                                                                                                    -----------
(Cost $1,964,251)                                                                                     4,935,384

Netherlands 3.0%
ING Groep NV                                                                     247,000              7,126,998
Koninklijke (Royal) Philips Electronics NV                                       121,430              3,166,359
                                                                                                    -----------
(Cost $6,601,099)                                                                                    10,293,357

Norway 1.7%
DNB NOR ASA                                                                      230,444              2,110,273
Statoil ASA                                                                      233,523              3,575,906
                                                                                                    -----------
(Cost $4,694,625)                                                                                     5,686,179

Russia 0.7%
Gazprom "S" (ADR) 144A                                                            66,500              2,325,813
(Cost $2,403,771)                                                                                   -----------

Singapore 0.8%
DBS Group Holdings Ltd.                                                          289,900              2,799,197
(Cost $2,823,562)                                                                                   -----------

Spain 2.1%
Telefonica SA                                                                    395,672              7,206,815
(Cost $3,391,950)                                                                                   -----------

Sweden 1.6%
ForeningsSparbanken AB                                                            69,800              1,628,205
Telefonaktiebolaget LM Ericsson "B"*                                           1,329,462              3,905,383
                                                                                                    -----------
(Cost $2,712,249)                                                                                     5,533,588

Switzerland 10.8%
Credit Suisse Group                                                              102,490              4,133,672
Nestle SA (Registered)                                                            35,445              9,289,779
Novartis AG (Registered)                                                          95,432              4,569,293
Roche Holding AG                                                                  60,840              6,482,939
UBS AG (Registered)                                                              102,873              8,334,440
Zurich Financial Services AG*                                                     21,400              3,565,669
                                                                                                    -----------
(Cost $25,637,858)                                                                                   36,375,792

Taiwan 0.8%
Hon Hai Precision Industry Co., Ltd.                                             618,000              2,719,060
(Cost $2,441,997)                                                                                   -----------

Thailand 0.6%
Bangkok Bank PCL (Foreign Registered)                                            728,100              2,190,910
(Cost $1,792,302)                                                                                   -----------

United Kingdom 21.6%
AstraZeneca PLC                                                                  111,421              4,188,654
BAA PLC                                                                          270,244              3,177,015
BHP Billiton PLC                                                                 539,691              6,682,765
GlaxoSmithKline PLC                                                              128,332              2,849,583
Hilton Group PLC                                                                 512,900              2,852,318
HSBC Holdings PLC                                                                432,678              7,178,992
Imperial Tobacco Group PLC                                                       187,300              4,911,772
National Grid Transco PLC                                                        397,516              3,872,552
Prudential PLC                                                                   294,605              2,552,906
Royal Bank of Scotland Group PLC                                                 275,742              9,134,236
Shell Transport & Trading Co., PLC                                             1,034,817              9,038,349
Smith & Nephew PLC                                                               286,378              2,801,642
Vodafone Group PLC                                                             3,666,107              9,490,914
Woolworths Group PLC                                                             919,168                857,421
WPP Group PLC                                                                    294,860              3,210,173
                                                                                                    -----------
(Cost $52,065,760)                                                                                   72,799,292


Total Common Stocks (Cost $238,457,954)                                                             334,540,638
                                                                                                    -----------
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional 2.35% (b)(d)
(Cost $3,997,225)                                                              3,997,225              3,997,225
                                                                                                    -----------
Cash Equivalents 1.2%
Scudder Cash Management QP Trust 2.30% (a)
(Cost $3,967,327)                                                              3,967,327              3,967,327
                                                                                                    -----------

                                                                                    % of
                                                                              Net Assets               Value ($)
                                                                              ----------               ---------

Total Investment Portfolio  (Cost $246,422,506)                                    101.6            342,505,190
Other Assets and Liabilities, Net                                                   -1.6             -5,480,524
                                                                                                    -----------
Net Assets                                                                         100.0            337,024,666
                                                                                                    ===========

7
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $3,806,203, which is 1.1% of total net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipts

At January 31, 2005, the Scudder International Fund had the following sector diversification:
                                                                   As a % of
                                                                  Investment
Sector                                  Value ($)                  Portfolio
-----------------------------------------------------------------------------
Financials                                 98,078,436                   28.6
Consumer Discretionary                     44,443,504                   13.0
Energy                                     36,412,386                   10.6
Health Care                                29,214,909                    8.5
Telecommunication Services                 27,463,019                    8.0
Information Technology                     23,413,607                    6.8
Industrials                                21,764,406                    6.4
Materials                                  19,202,039                    5.6
Utilities                                  17,367,352                    5.1
Consumer Staples                           17,180,980                    5.0
                                                               --------------
Total Common Stocks                       334,540,638                   97.6
                                                               --------------
Cash Equivalents                            3,967,327                    1.2
Securities Lending Collateral               3,997,225                    1.2
                                                               --------------
Total Investment Portfolio                342,505,190                  100.0
                                                               --------------


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Equity Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder International Equity Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005